Earnings (Loss) Per Share - Schedule of Earnings Per Share Basic and Diluted (Details) (10K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Basic EPS
Net Loss	$ (687,584)	$ (147,438)	$ (1,322,297)	$ (585,366)	$ (1,602,303)	$ (1,154,808)
Weighted Average Shares			57,575,709	51,401,395	51,718,895	50,693,726
Basic Loss Per Share			$ (0.02)	$ (0.01)	$ (0.03)	$ (0.02)